AB INBEV Companies - Summary of Name and Registered Office of Fully Consolidated Companies (Detail)	12 Months Ended
Dec. 31, 2018
Dominican Republic [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA NACIONAL DOMINICANA S.A.-Autopista 30 de Mayo Km 61/2, Distrito Nacional-A.P. 1086-Santo Domingo1
Proportion of ownership interest in subsidiary	52.42%
Argentina [member] | CERVECERIA Y MALTERIA QUILMES SAICA y G [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA Y MALTERIA QUILMES SAICA y G-Charcas 5160-C1425BOF-Buenos Aires
Proportion of ownership interest in subsidiary	61.88%
Australia [member] | FOSTER'S GROUP PTY LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	FOSTER'S GROUP PTY LTD-Southbank Boulevard 77-3006 Southbank-Victoria
Proportion of ownership interest in subsidiary	100.00%
Australia [member] | CUB PTY LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CUB PTY LTD-Southbank Boulevard 77-3006 Southbank-Victoria
Proportion of ownership interest in subsidiary	100.00%
Australia [member] | FBG FINANCE PTY LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	FBG FINANCE PTY LTD-Southbank Boulevard 77-3006 Southbank-Victoria
Proportion of ownership interest in subsidiary	100.00%
Australia [member] | FBG TREASURY (AUST) PTY LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	FBG TREASURY (AUST) PTY LTD-Southbank Boulevard 77-3006 Southbank-Victoria
Proportion of ownership interest in subsidiary	100.00%
Belgium [member] | BRASSERIE DE L'ABBAYE DE LEFFE S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BRASSERIE DE L'ABBAYE DE LEFFE S.A.-Place de l'Abbaye 1-5500-Dinant
Proportion of ownership interest in subsidiary	98.54%
Belgium [member] | BROUWERIJ VAN HOEGAARDEN N.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BROUWERIJ VAN HOEGAARDEN N.V.-Stoopkensstraat 46-3320-Hoegaarden
Proportion of ownership interest in subsidiary	100.00%
Belgium [member] | COBREW N.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	COBREW N.V.-Brouwerijplein 1-3000-Leuven
Proportion of ownership interest in subsidiary	100.00%
Belgium [member] | INBEV BELGIUM S.P.R.L. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INBEV BELGIUM S.P.R.L.-Industrielaan 21-1070-Brussel
Proportion of ownership interest in subsidiary	100.00%
Botswana [member] | Kgalagadi Breweries (Pty) Ltd [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Kgalagadi Breweries (Pty) Ltd - Plot 20768, Broadhurst industrial estate - Gaborone1
Proportion of ownership interest in subsidiary	31.00%
Bolivia [member] | CERVECERIA BOLIVIANA NACIONAL S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA BOLIVIANA NACIONAL S.A.-Av. Montes 400 and Chuquisaca No. 121, Zona Challapampa-La Paz
Proportion of ownership interest in subsidiary	61.88%
Brazil [Member] | Ambev [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AMBEV S.A.-Rua Dr Renato Paes de Barros, 1017, 3° andar, Itaim Bibi-CEP 04530-001-São Paulo
Proportion of ownership interest in subsidiary	61.88%
Canada [member] | LABATT BREWING COMPANY LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	LABATT BREWING COMPANY LIMITED-207 Queen's Quay West, Suite 299-M5J 1A7-Toronto
Proportion of ownership interest in subsidiary	61.88%
Chile [member] | CERVECERIA CHILE S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA CHILE S.A.-Av. Presidente Eduardo Frei Montalva 9600-8700000-Quilicura
Proportion of ownership interest in subsidiary	61.88%
China [member] | ANHEUSER-BUSCH INBEV (CHINA) SALES CO LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (CHINA) SALES CO LTD.-Shangshou, Qin Duan Kou, Hanyang Area-430051-Wuhan City, Hubei Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV (WUHAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (WUHAN) BREWERY CO. LTD.-Shangshou, Qin Duan Kou, Hanyang Area-430051-Wuhan City, Hubei Province
Proportion of ownership interest in subsidiary	97.06%
China [member] | ANHEUSER-BUSCH INBEV (FOSHAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (FOSHAN) BREWERY CO. LTD.-1 Budweiser Avenue, Southwest St., Sanshui District-528132-Foshan City, Guangdong
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV HARBIN BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV HARBIN BREWERY CO. LTD.-9 HaPi Road Pingfang District-150066-Harbin City, Heilongijang Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV (TANGSHAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (TANGSHAN) BREWERY CO. LTD.-18, Yingbin Road-063300-Tangshan City, Hebei Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV SEDRIN BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV SEDRIN BREWERY CO. LTD.-660 Gong Ye Road, Hanjiang District-351111-Putian City, Fujian Province ANHEUSER-BUSCH INBEV SEDRIN (ZHANGZHOU) BREWERY CO.
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV SEDRIN (ZHANGZHOU) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	LTD.-Lantian Economic District-363005-Zhangzhou City, Fujian Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV (TAIZHOU) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (TAIZHOU) BREWERY CO. LTD.-159 Qi Xia East Road, Chengguan Town, Tiantai County-317200-Taizhou Cithy, Zhejiang Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | NANCHANG ASIA BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	NANCHANG ASIA BREWERY CO. LTD.-1188 Jinsha Avenue, Economic District-Nanchang City, Jiangxi Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | SIPING GINSBER DRAFT BEER CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SIPING GINSBER DRAFT BEER CO. LTD.-Xianmaquan, Tiedong Area-Siping City, Jilin Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV (NANTONG) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (NANTONG) BREWERY CO. LTD.-666 Zhaoxia Road-Nantong City, Jiangsu Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV (SICHUAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (SICHUAN) BREWERY CO. LTD.-No. 1, AB InBev Avenue, Cheng Nan Industry Park, Economic Development Area-641300-Ziyang City, Sichuan Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV (HENAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (HENAN) BREWERY CO. LTD.-No. 1 Budweiser Avenue, Industry Park, Tangzhuang Town-453100-Weihui City, Henan Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | INBEV JINLONGQUAN (HUBEI) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INBEV JINLONGQUAN (HUBEI) BREWERY CO. LTD.-89 Jin Long Quan Avenue-Jingmen City, Hubei Province
Proportion of ownership interest in subsidiary	60.00%
China [member] | ANHEUSER-BUSCH INBEV (SUQIAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (SUQIAN) BREWERY CO. LTD.-No 1 Qujiang Road, Suyu Industry Park-Suqian City, Jiangsu Province
Proportion of ownership interest in subsidiary	100.00%
Colombia [member] | BOGOTA BEER COMPANY BBC S.A.S. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BOGOTA BEER COMPANY BBC S.A.S.-Carrera 53 A, No 127-35-110221-Bogota
Proportion of ownership interest in subsidiary	97.22%
Colombia [member] | BAVARIA S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BAVARIA S.A. S.A.-Carrera 53 A, No 127-35-110221-Bogota
Proportion of ownership interest in subsidiary	99.00%
Colombia [member] | AMBEV COLOMBIA S.A.S. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AMBEV COLOMBIA S.A.S.-Carrera 53 A, No 127-35-110221-Bogota
Proportion of ownership interest in subsidiary	97.22%
Czech Republic [member] | PIVOVAR SAMSON A.S. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	PIVOVAR SAMSON A.S.-V parku 2326/18, Chodov, 148 00 Praha 4
Proportion of ownership interest in subsidiary	100.00%
Ecuador [member] | COMPANIA CERVECERA AMBEV ECUADOR S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	COMPAÑIA CERVECERA AMBEV ECUADOR S.A.-Km 14.5 Via a Daule S/N y Av. Las Iguanas, Guayaquil
Proportion of ownership interest in subsidiary	97.22%
Ecuador [member] | CERVECERIA NACIONAL (CN) S,A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERÍA NACIONAL (CN) SA-Via a daule km 16,5 y calle cobre s/n-Guayaquil, Guayas
Proportion of ownership interest in subsidiary	95.58%
El Salvador [member] | INDUSTRIAS LA CONSTANCIA, SA DE CV [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INDUSTRIAS LA CONSTANCIA, SA DE CV-526 Av. Independencia, San Salvador
Proportion of ownership interest in subsidiary	100.00%
France [member] | AB INBEV FRANCE S.A.S. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV FRANCE S.A.S.-Immeuble Crystal, 38, Place Vauban-C.P. 59110-La Madeleine
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | BRAUEREI BECK GmbH & CO. KG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BRAUEREI BECK GmbH & CO. KG-Am Deich 18/19-28199-Bremen
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | BRAUEREI DIEBELS GmbH & CO.KG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BRAUEREI DIEBELS GmbH & CO.KG-Brauerei-Diebels-Strasse 1-47661-Issum
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | HAAKE-BECK AG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	HAAKE-BECK AG-Am Deich 18/19-28199-Bremen
Proportion of ownership interest in subsidiary	99.96%
Germany [member] | HASSERODER BRAUEREI GmbH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	HASSERÖDER BRAUEREI GmbH-Auerhahnring 1-38855-Wernigerode
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | ANHEUSER-BUSCH INBEV GERMANY HOLDING GmbH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV GERMANY HOLDING GmbH-Am Deich 18/19-28199-Bremen
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | SPATEN - FRANZISKANER - BRAU GmbH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SPATEN-FRANZISKANER-BRÄU GmbH-Marsstrasse 46 + 48-80335-München
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | ANHEUSER-BUSCH INBEV Deutschland GmbH & Co KG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV Deutschland GmbH & Co KG-Am Deich 18/19-28199-Bremen
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | LOEWENBRAEU AG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	LOEWENBRAEU AG-Nymphenburger Str. 7-80335-München
Proportion of ownership interest in subsidiary	100.00%
Ghana [member] | ACCRA BREWERY LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ACCRA BREWERY LTD-Farra Avenue 20 1st Floor, Pkf Building, P.O. Box Gp1219-Accra
Proportion of ownership interest in subsidiary	60.00%
Luxembourg [member] | BRASSERIE DE LUXEMBOURG MOUSEL - DIEKIRCH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BRASSERIE DE LUXEMBOURG MOUSEL-DIEKIRCH-1, Rue de la Brasserie-L-9214-Diekirch
Proportion of ownership interest in subsidiary	95.82%
Honduras [member] | CERVECERIA HONDURENA, SA DE CV [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERÍA HONDUREÑA, SA DE CV-Blvd. Del Norte, Carretera Salida a Puerto Cortes-San Pedro Sula, Cortes
Proportion of ownership interest in subsidiary	99.00%
India [member] | CROWN BEERS INDIA LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CROWN BEERS INDIA LIMITED-#8-2-684/A, Road No. 12-Banjara Hills, Hyderabad 500034-Andhra Pradesh
Proportion of ownership interest in subsidiary	100.00%
India [member] | SABMILLER INDIA LIMITED LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SABMILLER INDIA LIMITED LTD.-Unit No.301-302, Dynasty Business Park, 3rd Floor-Andheri-Kurla Road, Andheri (East)-400059-Mumbai, Maharashtra
Proportion of ownership interest in subsidiary	99.60%
Italy [member] | Anheuser-Busch Inbev Italia SpA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch Inbev Italia SpA - Piazza Buffoni 3, 21013 Gallarate
Proportion of ownership interest in subsidiary	100.00%
Mexico [member] | CERVECERIA MODELO DE MEXICO S. DE R.L. DE C.V [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA MODELO DE MEXICO S. DE R.L. DE C.V-Javier Barros Sierra 555 Piso 3-Zedec Ed Plaza Santa Fe-01210 Mexico City
Proportion of ownership interest in subsidiary	100.00%
Mozambique [member] | CERVEJAS DE MOCAMBIQUE SA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVEJAS DE MOÇAMBIQUE SA-Rua do Jardim 1329-Maputo2
Proportion of ownership interest in subsidiary	49.00%
Netherlands [member] | INBEV NEDERLAND N.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INBEV NEDERLAND N.V.-Ceresstraat 1-4811 CA-Breda
Proportion of ownership interest in subsidiary	100.00%
Netherlands [member] | INTERBREW INTERNATIONAL B.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INTERBREW INTERNATIONAL B.V.-Ceresstraat 1-4811 CA-Breda
Proportion of ownership interest in subsidiary	100.00%
Netherlands [member] | AB InBev Africa B.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB InBev Africa B.V.-Ceresstraat 1, 4811 CA-Breda
Proportion of ownership interest in subsidiary	62.00%
Netherlands [member] | AB InBev Botswana B.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB InBev Botswana B.V.-Ceresstraat 1, 4811 CA-Breda
Proportion of ownership interest in subsidiary	62.00%
Nigeria [member] | BEVERAGE MANAGEMENT SOLUTIONS LIMITED LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BEVERAGE MANAGEMENT SOLUTIONS LIMITED LTD.-58 Akanbi Onitiri Close, Off Eric Moore Road, Surelere-Lagos
Proportion of ownership interest in subsidiary	50.00%
Nigeria [member] | INTERNATIONAL BREWERIES PLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INTERNATIONAL BREWERIES PLC-Lawrence Omole Way, Omi Osoro Road, Imo Ilesha, Osun State1
Proportion of ownership interest in subsidiary	37.50%
Panama [member] | CERVECERIA NACIONAL HOLDING SA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERÍA NACIONAL HOLDING SA-Costa del Este Business Park, torre Oeste Piso 2-Ciudad de Panama
Proportion of ownership interest in subsidiary	60.00%
Paraguay [member] | CERVECERIA PARAGUAYA S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA PARAGUAYA S.A.-Ruta Villeta km 30 N 3045-2660-Ypané
Proportion of ownership interest in subsidiary	61.88%
Peru [member] | COMPANIA CERVECERA AMBEV PERU S.A.C. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	COMPANIA CERVECERA AMBEV PERU S.A.C.-Av. Los Laureles Mza. A Lt. 4 del Centro Poblado Menor Santa Maria de Huachipa-Lurigancho (Chosica)-Lima 15
Proportion of ownership interest in subsidiary	97.22%
Peru [member] | UNIOIN DE CERVECERIAS PERUANAS BACKUS Y JOHNSTON SAA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	UNIÓN DE CERVECERÍAS PERUANAS BACKUS Y JOHNSTON SAA-3986 Av. Nicolas Ayllon, Ate, Lima 3
Proportion of ownership interest in subsidiary	93.65%
South Africa [member] | SABSA HOLDINGS LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SABSA HOLDINGS LTD PUBLIC LIMITED COMPANY-65 Park Lane, Sandown-2001-Johannesburg
Proportion of ownership interest in subsidiary	100.00%
South Africa [member] | THE SOUTH AFRICAN BREWERIES (PTY) LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	THE SOUTH AFRICAN BREWERIES (PTY) LTD LIMITED BY SHARES-65 Park Lane, Sandown-2146-Johannesburg
Proportion of ownership interest in subsidiary	91.55%
South Korea [member] | ORIENTAL BREWERY CO., LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ORIENTAL BREWERY CO., LTD-8F, ASEM Tower, 517, Yeongdong-daero, Gangnam-gu, Seoul, 06164, S. Korea
Proportion of ownership interest in subsidiary	100.00%
Switzerland [member] | Anheuser Bush InBev Procurement (GMBH) [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV PROCUREMENT GMBH GESELLSCHAFT MIT BESCHRÄNKTER HAFTUNG (GMBH)-Suurstoffi 22-6343-Rotkreuz
Proportion of ownership interest in subsidiary	100.00%
Tanzania [member] | KIBO Breweries LTD Private Company [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	KIBO BREWERIES LTD PRIVATE COMPANY-Uhuru Street, Plot No 79, Block AA, Mchikichini, Ilala District--Dar es Salaam1
Proportion of ownership interest in subsidiary	36.00%
Uganda [member] | NILE BREWERIES LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	NILE BREWERIES LTD-Plot M90 Yusuf Lule Roa, Njeru, Jinja-Eastern Uganda
Proportion of ownership interest in subsidiary	61.76%
United Kingdom [member] | ABI SAB GROUP HOLDING LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ABI SAB GROUP HOLDING LIMITED-AB InBev House, Church Street West-GU21 6HT-Woking
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | ABI UK HOLDINGS 1 LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ABI UK HOLDINGS 1 LIMITED-Porter Tun House, 500 Capability Green-LU1 3LS-Luton
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | AB INBEV UK LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV UK LIMITED-Porter Tun House, 500 Capability Green-LU1 3LS-Luton
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | AB InBev Holdings Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV HOLDINGS LIMITED-AB InBev House, Church Street West-GU21 6HT-Woking
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | AB InBev International Brands Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV INTERNATIONAL BRANDS LIMITED-AB InBev House, Church Street West-GU21 6HT-Woking
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | ZX VENTURES LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ZX VENTURES LIMITED-Porter Tun House, 500 Capability Green-LU1 3LS-Luton
Proportion of ownership interest in subsidiary	100.00%
United States [member] | Anheuser Busch Companies [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH COMPANIES, LLC.-One Busch Place-St. Louis, MO 63118
Proportion of ownership interest in subsidiary	100.00%
United States [member] | ANHEUSER-BUSCH INTERNATIONAL, INC. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INTERNATIONAL, INC.-One Busch Place-St. Louis, MO 63118
Proportion of ownership interest in subsidiary	100.00%
United States [member] | ANHEUSER-BUSCH PACKAGING GROUP, INC. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH PACKAGING GROUP, INC.-One Busch Place-St. Louis, MO 63118
Proportion of ownership interest in subsidiary	100.00%
United States [member] | ANHEUSER-BUSCH, LLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH, LLC-One Busch Place, St. Louis, MO. 63118
Proportion of ownership interest in subsidiary	100.00%
United States [member] | Metal Container Corporation, Inc [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Metal Container Corporation, Inc. – One Busch Place, St. Louis, Mo. 63118
Proportion of ownership interest in subsidiary	100.00%
United States [member] | Anheuser-Busch North American Holding Corporation [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH NORTH AMERICAN HOLDING CORPORATION-C/O THE CORPORATION TRUST COMPANY INC.-1209 Orange Street-DE 19801-Wilmington
Proportion of ownership interest in subsidiary	100.00%
Uruguay [member] | CERVECERIA Y MALTERIA PAYSANDU S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA Y MALTERIA PAYSANDU S.A.-Cesar Cortinas, 2037-C.P. 11500-Montevideo
Proportion of ownership interest in subsidiary	61.88%
Vietnam [member] | ANHEUSER-BUSCH INBEV VIETNAM BREWERY COMPANY LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV VIETNAM BREWERY COMPANY LIMITED/No.2 VSIP II-A, Street no. 28, Vietnam-Singapore II-A Industrial Park, Tan Uyen District, Binh Duong Province
Proportion of ownership interest in subsidiary	100.00%
Zambia [member] | ZAMBIAN BREWERIES PLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ZAMBIAN BREWERIES PLC-Mungwi Road, Plot Number 6438, Lusaka
Proportion of ownership interest in subsidiary	54.00%